Voya Government Liquid Assets Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	3.12%	2.03%
Performance Inception Date	May 07, 2004
Class S
Prospectus [Line Items]
Average Annual Return, Percent		3.90%	2.93%	1.85%
Performance Inception Date	Jan. 24, 1989
Class S2
Prospectus [Line Items]
Average Annual Return, Percent		3.74%	2.82%	1.74%
Performance Inception Date	Sep. 09, 2002